Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40244
Entity Registrant Name	HAGERTY, INC.
Entity Central Index Key	0001840776
Entity Tax Identification Number	86-1213144
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 Drivers Edge
Entity Address, City or Town	Traverse City
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49684
City Area Code	800
Local Phone Number	922-4050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HGTY
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HGTY.WS
Security Exchange Name	NYSE